Consolidated Statements of Income - USD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019 [1]	Dec. 31, 2018 [1]
Profit or loss [abstract]
REVENUE	$ 3,771.1	$ 5,462.6	$ 5,071.1
Cost of sales and services	(3,293.5)	(4,667.1)	(4,303.1)
GROSS PROFIT	477.6	795.5	768.0
Operating income (expense)
Administrative	(143.4)	(190.2)	(182.6)
Selling	(194.0)	(286.5)	(305.7)
Expected credit loss (reversal) over financial assets and contract assets	(61.8)	0.6	1.5
Research	(29.8)	(49.4)	(46.1)
Other operating expense, net	(374.7)	(346.8)	(199.4)
Equity in income of associates	2.7	(0.2)	(0.4)
OPERATING INCOME/ (LOSS) BEFORE FINANCIAL RESULT	(323.4)	(77.0)	35.3
Financial expenses, net	(232.7)	(116.1)	(171.5)
Foreign exchange gain (loss) , net	(79.1)	6.9	0.0
LOSS BEFORE INCOME TAX	(635.2)	(186.2)	(136.2)
Income tax expense	(93.1)	(130.3)	(35.0)
LOSS FOR THE YEAR	(728.3)	(316.5)	(171.2)
Attributable to:
Owners of Embraer	(731.9)	(322.3)	(178.2)
Non-controlling interests	$ 3.6	$ 5.8	$ 7.0
Weighted average number of shares (in thousands)
Basic	736,164	735,850	734,065
Diluted	736,164	735,850	734,785
Earnings per share-basic in US$ | (per share)	$ (0.99)	$ (0.44)	$ (0.24)
Earnings per share-diluted in US$ | (per share)	$ (0.99)	$ (0.44)	$ (0.24)

[1]	Consolidated statements of income for each of the comparative years ended December 31, 2019 and 2018 were recast to present the results of the Commercial Aviation business unit and related services as continuing operations (previously disclosed as discontinued operations) since the beginning of comparative periods (Note 1.1.1 and 2.1.5).